Legal, competition and regulatory matters	12 Months Ended
Dec. 31, 2017
Disclosure of legal, competition and regulatory matters [abstract]
Legal, competition and regulatory matters

The notes included in this section focus on the Group’s accruals, provisions and contingent liabilities. Provisions are recognised for present obligations arising as consequences of past events where it is probable that a transfer of economic benefit will be necessary to settle the obligation, and it can be reliably estimated. Contingent liabilities reflect potential liabilities that are not recognised on the balance sheet.

29 Legal, competition and regulatory matters

Barclays PLC, Barclays Bank PLC and the Group face legal, competition and regulatory challenges, many of which are beyond our control. The extent of the impact on Barclays PLC, Barclays Bank PLC and the Group of these matters cannot always be predicted but may materially impact our operations, financial results, condition and prospects. Matters arising from a set of similar circumstances can give rise to either a contingent liability or a provision, or both, depending on the relevant facts and circumstances. The recognition of provisions in relation to such matters involves critical accounting estimate and judgements in accordance with the relevant accounting policies as described in Note 27. The Group has not disclosed an estimate of the potential financial effect on the Group of contingent liabilities where it is not currently practicable to do so.

Investigations into certain advisory services agreements and other matters and civil action

The UK Serious Fraud Office (SFO), the Financial Conduct Authority (FCA), the US Department of Justice (DOJ) and the US Securities and Exchange Commission (SEC) have been conducting investigations into certain advisory services agreements entered into by Barclays Bank PLC.

Background Information

Barclays Bank PLC entered into two advisory services agreements with Qatar Holding LLC (Qatar Holding) in June and October 2008 (the Agreements). The FCA commenced an investigation into whether the Agreements may have related to Barclays PLC’s capital raisings in June and November 2008 (the Capital Raisings). The existence of the June 2008 advisory services agreement was disclosed, but the entry into the advisory services agreement in October 2008 and the fees payable under the Agreements, which amounted to a total of £322m payable over a period of five years, were not disclosed in the announcements or public documents relating to the Capital Raisings. The SFO also commenced an investigation into the Agreements and into a $3bn loan (the Loan) provided by Barclays Bank PLC in November 2008 to the State of Qatar.

SFO Proceedings

In June 2017, the SFO charged Barclays PLC with two offences of conspiring with certain former senior officers and employees of Barclays to commit fraud by false representations relating to the Agreements and one offence of unlawful financial assistance contrary to section 151 of the Companies Act 1985 in relation to the Loan. In February 2018, the SFO also charged Barclays Bank PLC in respect of the Loan. Barclays PLC and Barclays Bank PLC intend to defend the respective charges brought against them (the Charges). The trial of the Charges has been scheduled to begin in January 2019.

FCA Proceedings and other investigations

In September 2013, the FCA issued warning notices (the Notices) finding that, while Barclays PLC and Barclays Bank PLC believed at the time of the execution of the Agreements that there should be at least some unspecified and undetermined value to be derived from them, the primary purpose of the Agreements was not to obtain advisory services but to make additional payments, which would not be disclosed, for the Qatari participation in the Capital Raisings. The Notices concluded that Barclays PLC and Barclays Bank PLC were in breach of certain disclosure-related listing rules and Barclays PLC was also in breach of Listing Principle 3 (the requirement to act with integrity towards holders and potential holders of the Company’s shares). In this regard, the FCA considers that Barclays PLC and Barclays Bank PLC acted recklessly. The financial penalty provided in the Notices against the Group is £50m. Barclays PLC and Barclays Bank PLC continue to contest the findings. The FCA action has been stayed due to the SFO proceedings.

In addition, the DOJ and the SEC have been conducting investigations relating to the Agreements.

Civil Action

In January 2016, PCP Capital Partners LLP and PCP International Finance Limited (PCP) served a claim on Barclays Bank PLC seeking damages of £721.4m plus interest and costs for fraudulent misrepresentation and deceit, arising from alleged statements made by Barclays Bank PLC to PCP in relation to the terms on which securities were to be issued to potential investors, allegedly including PCP, in the November 2008 capital raising. Following amendment of their claim in November 2017, PCP now seeks damages of up to £1,477m (plus interest from November 2017) and costs. Barclays Bank PLC is defending the claim and trial is scheduled to commence in October 2019.

Claimed Amounts/Financial Impact

It is not currently practicable to provide an estimate of the financial impact of the actions described on the Group or what effect that they might have upon the Group’s operating results, cash flows or financial position in any particular period. PCP has made a claim against Barclays Bank PLC for damages of up to £1,477m plus interest and costs. This amount does not necessarily reflect Barclays Bank PLC’s potential financial exposure if a ruling were to be made against it in that matter.

Investigations into certain business relationships

In 2012, the DOJ and SEC commenced investigations in relation to whether certain relationships with third parties who assist Barclays PLC to win or retain business are compliant with the US Foreign Corrupt Practices Act. Various regulators in other jurisdictions are also being briefed on the investigations. Separately, the Group is cooperating with the DOJ and SEC in relation to an investigation into certain of its hiring practices in Asia and elsewhere and is keeping certain regulators in other jurisdictions informed.

Claimed Amounts/Financial Impact

It is not currently practicable to provide an estimate of the financial impact of the actions described on the Group or what effect that they might have upon the Group’s operating results, cash flows or financial position in any particular period.

Investigations relating to whistleblowing systems and controls

The FCA and Prudential Regulatory Authority (PRA) are conducting investigations in relation to the Group Chief Executive Officer (CEO) and Barclays Bank PLC in connection with certain whistleblowing issues.

Background Information

In April 2017, the FCA and PRA commenced investigations into the CEO as to his individual conduct and senior manager responsibilities relating to Barclays’ whistleblowing programme and to his attempt in 2016 to identify the author of a letter that was treated by Barclays Bank PLC as a whistleblow; and Barclays Bank PLC, as to its responsibilities relating to the attempt by the CEO to identify the author of the letter, as well as Barclays’ systems and controls and culture relating to whistleblowing.

The attempt to identify the author of the letter first came to the attention of the Barclays PLC Board (Board) early in 2017. The Board instructed an external law firm to conduct a focussed investigation into the matter and also notified the FCA and PRA and other relevant authorities. The investigation found, and the Board concluded, that the CEO honestly, but mistakenly, believed that it was permissible to identify the author. However, the Board concluded that the CEO made an error in becoming involved with, and not applying appropriate governance around the matter, and in taking action to attempt to identify the author of the letter.

Barclays and the CEO are cooperating fully with the FCA and PRA investigations. Barclays is also providing information to, and cooperating with, authorities in the US with respect to these matters.

Claimed Amounts/Financial Impact

It is not currently practicable to provide an estimate of the financial impact of the actions described on the Group or what effect that they might have upon the Group’s operating results, cash flows or financial position in any particular period.

Investigations relating to retail structured deposits and capital protected structured notes

The FCA is conducting enforcement investigations in relation to certain structured deposits and notes provided by Barclays in the past.

Background Information

In 2015, the FCA commenced an enforcement investigation relating to the design, manufacture and sale of structured deposits by Barclays from November 2009. The investigation is at an advanced stage. In January 2018, the FCA also commenced an enforcement investigation relating to the design, manufacture and sale of capital protected structured notes by Barclays from June 2008 to July 2014.

Claimed Amounts/Financial Impact

It is not currently practicable to provide an estimate of the financial impact of the action described on the Group or what effect that it might have upon the Group’s operating results, cash flows or financial position in any particular period.

Investigation into collections and recoveries relating to unsecured lending

In February 2018 the FCA commenced an enforcement investigation in relation to whether or not Barclays Bank PLC, from July 2015, implemented effective systems and controls with respect to collections and recoveries and whether or not it paid due consideration to the interests of customers in default and arrears.

Claimed Amounts/Financial Impact

It is not currently practicable to provide an estimate of the financial impact of the investigation on the Group or what effect that it might have upon the Group’s operating results, cash flows or financial position in any particular period.

Investigation into Americas Wealth & Investment Management advisory business

The SEC has carried out an investigation into certain practices in Barclays' former Wealth Americas investment advisory business relating to certain due diligence failures, fee and billing practices and mutual fund fee waivers and related disclosures. In May 2017, the SEC announced a settlement pursuant to which Barclays Capital Inc. (BCI) agreed to resolve this matter for US$97m, consisting of a penalty of US$30m paid to the SEC and US$67m paid to the clients, in remediation and disgorgement.

Investigation into suspected money laundering related to foreign exchange transactions in South African operation

Absa Bank Limited, a subsidiary of Barclays Africa Group Limited, which was a subsidiary of Barclays at the relevant time, identified potentially fraudulent activity by certain of its customers using advance payments for imports in 2014 and 2015 to effect foreign exchange transfers from South Africa to beneficiary accounts located in East Asia, UK, Europe and the US. As a result, the Group conducted a review of relevant activity, processes, systems and controls. The Group is continuing to provide information to relevant authorities as part of the Group’s ongoing cooperation.

Claimed Amounts/Financial Impact

It is not currently practicable to provide an estimate of the financial impact of the actions described on the Group or what effect that they might have upon the Group’s operating results, cash flows or financial position in any particular period.

Investigations into LIBOR and other benchmarks

Regulators and law enforcement agencies, including certain competition authorities, from a number of governments have been conducting investigations relating to Barclays Bank PLC’s involvement in manipulating certain financial benchmarks, such as LIBOR and EURIBOR.

Background Information

In 2012, Barclays Bank PLC announced that it had reached settlements with the Financial Services Authority (FSA) (as predecessor to the FCA), the US Commodity Futures Trading Commission (CFTC) and the DOJ in relation to their investigations concerning certain benchmark interest rate submissions, and Barclays Bank PLC paid total penalties of £290m. The settlement with the DOJ was made by entry into a Non-Prosecution Agreement (NPA) which has now expired. Barclays PLC, Barclays Bank PLC and BCI have reached settlements with certain other regulators and law enforcement agencies. Barclays Bank PLC continues to respond to requests for information from the SFO in relation to its ongoing LIBOR investigation, including in respect of Barclays Bank PLC. The investigation by the prosecutor’s office in Trani, Italy also remains pending.

Claimed Amounts/Financial Impact

It is not currently practicable to provide an estimate of the financial impact of the actions described on the Group or what effect that they might have upon the Group’s operating results, cash flows or financial position in any particular period.

LIBOR and other benchmark civil actions

A number of individuals and corporates in a range of jurisdictions have threatened or brought civil actions against the Group and other banks in relation to LIBOR and/or other benchmarks.

Background Information

Following settlement of the investigations referred to above in ‘Investigations into LIBOR and other Benchmarks’ various individuals and corporates in a range of jurisdictions have threatened or brought civil actions against the Group. While certain cases have been dismissed or settled subject to approval from the court (and in the case of class actions, the right of class members to opt out of the settlement and to seek to file their own claims), other actions remain pending and their ultimate impact is unclear.

USD LIBOR Cases in MDL Court

The majority of the USD LIBOR cases, which have been filed in various US jurisdictions, have been consolidated for pre-trial purposes before a single judge in the US District Court in the Southern District of New York (SDNY) (MDL Court).

The complaints are substantially similar and allege, amongst other things, that Barclays Bank PLC and the other banks individually and collectively violated provisions of the US Sherman Antitrust Act (Antitrust Act), the US Commodity Exchange Act (CEA), the US Racketeer Influenced and Corrupt Organizations Act (RICO) and various state laws by manipulating USD LIBOR rates.

The proposed class actions purported to be brought on behalf of (amongst others) plaintiffs that (i) engaged in USD LIBOR-linked over-the-counter transactions (OTC Class); (ii) purchased USD LIBOR-linked financial instruments on an exchange (Exchange-Based Class); (iii) purchased USD LIBOR-linked debt securities (Debt Securities Class); (iv) purchased adjustable-rate mortgages linked to USD LIBOR (Homeowner Class); or (v) issued loans linked to USD LIBOR (Lender Class).

The lawsuits seek unspecified damages with the exception of five lawsuits, in which the plaintiffs are seeking a combined total in excess of $1.25bn in actual damages against all defendants, including Barclays Bank PLC, plus punitive damages. Some of the lawsuits also seek trebling of damages under the Antitrust Act and RICO.

Between 2013 and 2016, the MDL Court issued a series of decisions effectively dismissing the majority of claims, including antitrust claims, against Barclays Bank PLC and other foreign defendants in both class actions and individual actions. In May 2016, the appeal court reversed the MDL Court’s decision and remanded the antitrust claims to the MDL Court for further consideration. Following further consideration, the MDL Court dismissed the majority of antitrust claims against foreign defendants, including Barclays Bank PLC, for lack of personal jurisdiction. Plaintiffs in a number of individual actions and class actions are appealing the MDL Court’s personal jurisdiction ruling.

In 2014, the MDL Court granted preliminary approval for the settlement of the Exchange-Based Class claims for $20m, of which $5m was paid in October 2014 and the remaining $15 million in September 2017. The settlement remains subject to court approval and the right of class members to opt out of the settlement and to seek to file their own claims.

In 2015, the OTC Class claims were settled for $120m which was paid in 2017. The settlement remains subject to final approval.

In November 2016, $7.1m was paid in settlement of the Debt Securities Class claims. The settlement has been preliminarily approved by the court but remains subject to final approval and the right of class members to opt out of the settlement and seek to file their own claims.

EURIBOR Case in the SDNY

In 2015, $94m was paid in settlement of a EURIBOR-related class action. The settlement has been preliminarily approved by the court but remains subject to final approval and the right of class members to opt out of the settlement and to seek to file their own claims.

Additional USD LIBOR Case in the SDNY

In 2015, an individual action against Barclays Bank PLC and other panel bank defendants was dismissed by the SDNY. The plaintiff alleged that the panel bank defendants conspired to increase USD LIBOR, which caused the value of bonds pledged as collateral for a loan to decrease, ultimately resulting in the sale of the bonds at a low point in the market. The plaintiff’s motion to file a further amended complaint is pending.

Sterling LIBOR Case in SDNY

In 2015, a putative class action was filed in the SDNY against Barclays Bank PLC and other Sterling LIBOR panel banks by a plaintiff involved in exchange-traded and over-the-counter derivatives that were linked to Sterling LIBOR. The complaint alleges, among other things, that defendants manipulated the Sterling LIBOR rate between 2005 and 2010 and, in so doing, committed CEA, Antitrust Act, and RICO violations. In early 2016, this class action was consolidated with an additional putative class action making similar allegations against Barclays Bank PLC and BCI and other Sterling LIBOR panel banks. Defendants have filed a motion to dismiss.

Japanese Yen LIBOR Cases in SDNY

In 2012, a putative class action was filed in the SDNY against Barclays Bank PLC and other Japanese Yen LIBOR panel banks by a plaintiff involved in exchange-traded derivatives. The complaint also names members of the Japanese Bankers Association’s Euroyen Tokyo Interbank Offered Rate (Euroyen TIBOR) panel, of which Barclays Bank PLC is not a member. The complaint alleges, amongst other things, manipulation of the Euroyen TIBOR and Yen LIBOR rates and breaches of the CEA and Antitrust Act between 2006 and 2010. In 2014, the court dismissed the plaintiff’s antitrust claims in full, but the plaintiff’s CEA claims remain pending. Discovery is ongoing.

In March 2017, a second putative class action concerning Yen LIBOR filed in the SDNY against Barclays PLC, Barclays Bank PLC and BCI was dismissed in full. The complaint makes similar allegations to the 2012 class action. Plaintiffs have appealed the dismissal.

SIBOR/SOR Case in the SDNY

A putative class action filed in the SDNY against Barclays PLC, Barclays Bank PLC, BCI, and other defendants, alleging manipulation of the Singapore Interbank Offered Rate (SIBOR) and Singapore Swap Offer Rate (SOR) was dismissed by the court in relation to claims against Barclays for failure to state a claim. Plaintiffs amended their complaint in September 2017, and defendants have filed a motion to dismiss.

Non-US Benchmarks Cases

In addition to US actions, legal proceedings have been brought or threatened against the Group in connection with alleged manipulation of LIBOR and EURIBOR and other benchmarks in a number of jurisdictions in Europe and Argentina. Additional proceedings in non-US jurisdictions may be brought in the future.

Claimed Amounts/Financial Impact

Aside from the settlements discussed above, it is not currently practicable to provide an estimate of any further financial impact of the actions described on the Group or what effect that they might have upon the Group’s operating results, cash flows or financial position in any particular period.

Foreign Exchange investigations

Various regulatory and enforcement authorities across multiple jurisdictions have been investigating a range of issues associated with Foreign Exchange sales and trading, including electronic trading.

Background Information

In 2015 the Group reached settlements with the CFTC, the DOJ, the New York State Department of Financial Services (NYDFS), the Board of Governors of the Federal Reserve System (Federal Reserve) and the FCA (together, the 2015 Resolving Authorities) in relation to investigations into certain sales and trading practices in the Foreign Exchange market. In connection with these settlements, the Group paid total penalties of approximately $2.38bn and agreed to undertake certain remedial actions.

Under the plea agreement with the DOJ, in addition to a criminal fine, Barclays PLC agreed to a term of probation of three years during which Barclays PLC must, amongst other things, (i) commit no crime whatsoever in violation of the federal laws of the US, (ii) implement and continue to implement a compliance program designed to prevent and detect the conduct that gave rise to the plea agreement, (iii) report credible evidence of criminal violations of US antitrust or fraud laws to the relevant US authority, and (iv) strengthen its compliance and internal controls as required by relevant regulatory or enforcement agencies. In January 2017, the US District Court for the District of Connecticut accepted the plea agreement and in accordance with the agreement sentenced Barclays PLC to pay $650m as a fine and $60m for violating the NPA (which amounts are part of the $2.38bn referred to above) and to serve three years of probation from the date of the sentencing order. The Group also continues to provide relevant information to certain of the 2015 Resolving Authorities.

The full text of the DOJ plea agreement, the orders of the CFTC, NYDFS and Federal Reserve, and the Final Notice issued by the FCA related to the settlements referred to above are publicly available on the 2015 Resolving Authorities’ respective websites.

The European Commission is one of several authorities conducting an investigation into certain trading practices in the Foreign Exchange market.

The DOJ is also conducting an investigation into conduct relating to certain trading activities in connection with certain transactions during 2011 and 2012. Barclays is providing information to the DOJ and other relevant authorities reviewing this conduct. In January 2018, a Barclays employee currently under suspension was indicted in US federal court in connection with this matter.

In February 2017 the South African Competition Commission (SACC) referred Barclays Bank PLC, BCI and Absa Bank Limited, a subsidiary of Barclays Africa Group Limited, which at the relevant time was a subsidiary of Barclays Bank PLC, among other banks, to the Competition Tribunal to be prosecuted for breaches of South African antitrust law related to Foreign Exchange trading of South African Rand. Barclays was the first to bring the conduct to the attention of the SACC under its leniency programme. The SACC is therefore not seeking an order from the Tribunal to impose any fine on Barclays Bank PLC, BCI or Absa Bank Limited.

Claimed Amounts/Financial Impact

Aside from the settlements discussed above, and a provision of E240m recognised in Q4 2017, it is not currently practicable to provide an estimate of any further financial impact of the actions described on the Group or what effect they might have on the Group’s operating results, cash flows or financial position in any particular period.

Civil actions in respect of Foreign Exchange

A number of individuals and corporates in a range of jurisdictions have threatened or brought civil actions against the Group and other banks in relation to Foreign Exchange.

Background Information

Following settlement of certain investigations referred to above in ‘Foreign Exchange Investigations’ a number of individuals and corporates in a range of jurisdictions have threatened or brought civil actions against the Group and other banks in relation to Foreign Exchange or may do so in future. Certain of these cases have been dismissed or have been settled subject to final approval from the relevant court (and in the case of class actions, the right of class members to opt out of the settlement and to seek to file their own claims).

Consolidated FX Action

In 2014, a number of civil actions filed in the SDNY on behalf of proposed classes of plaintiffs alleging manipulation of Foreign Exchange markets under the Antitrust Act and New York state law and naming several international banks as defendants, including Barclays Bank PLC, were combined into a single consolidated action (Consolidated FX Action). In 2015, Barclays Bank PLC and BCI settled the Consolidated FX Action and paid $384m. Certain class members have opted out of the settlement to seek to file their own claims. The settlement is also subject to final court approval.

ERISA FX Action

Since 2015, several civil actions have been filed in the SDNY on behalf of proposed classes of plaintiffs purporting to allege different legal theories of injury (other than those alleged in the Consolidated FX Action) related to alleged manipulation of Foreign Exchange rates, including claims under the US Employee Retirement Income Security Act (ERISA) statute (ERISA Claims), and naming several international banks as defendants, including Barclays PLC, Barclays Bank PLC and BCI. The Court has dismissed the ERISA Claims, and the plaintiffs have appealed this decision.

Retail Basis Action

A putative action was filed in the Northern District of California (and subsequently transferred to the SDNY) against several international banks, including Barclays PLC and BCI, on behalf of a putative class of individuals that exchanged currencies on a retail basis at bank branches (Retail Basis Claims). The Court has ruled that the Retail Basis Claims are not covered by the settlement agreement in the Consolidated FX Action. The Court subsequently dismissed all Retail Basis Claims against Barclays and all other defendants. Plaintiffs amended their complaint and defendants (including Barclays) have moved to dismiss the amended complaint.

Last Look Actions

In 2015, two putative class actions were filed in the SDNY on behalf of proposed classes of plaintiffs alleging injuries based on Barclays’ purported improper rejection of customer trades through Barclays Last Look functionality in Barclays’ FX e-trading platforms In 2016, Barclays Bank PLC and BCI paid $50m and settled one of the actions on a class-wide basis. (The other action was voluntarily dismissed.) The deadline for opting out of the class has expired (a small number of class members have opted out), and the Court has granted final approval of the settlement.

State Law FX Action

In 2016, a putative class action was filed in the SDNY under federal, New York and California law on behalf of proposed classes of stockholders of Exchange Traded Funds and others who supposedly were indirect investors in FX Instruments. The defendants (including Barclays) moved to dismiss the action. Plaintiffs’ counsel then amended the complaint to bring claims on behalf of a proposed class of investors under federal and various state laws who traded FX Instruments through FX dealers or brokers not alleged to have manipulated Foreign Exchange Rates. A different group of plaintiffs subsequently filed another action based on the same theories and asserted substantively similar claims. These two actions have been consolidated and a consolidated complaint was filed in June 2017. Defendants (including Barclays) have moved to dismiss the action.

Canadian FX Action

Civil actions similar to the Consolidated FX Action have been filed in Canadian courts on behalf of proposed classes of plaintiffs containing similar factual allegations of manipulation of Foreign Exchange rates and of damages resulting from such manipulation, in violation of Canadian law. The parties’ settlement for $14.8m has been approved by the court.

Claimed Amounts/Financial Impact

Aside from the settlements discussed above, it is not currently practicable to provide an estimate of any further financial impact of the actions described above on the Group or what effect that they might have upon the Group’s operating results, cash flows or financial position in any particular period.

Civil actions in respect of ISDAFIX

In 2014, a number of ISDAFIX related civil actions were filed in the SDNY on behalf of proposed class of plaintiffs, alleging that Barclays Bank PLC, a number of other banks and one broker violated the Antitrust Act and several state laws by engaging in a conspiracy to manipulate the USD ISDAFIX. In 2016, Barclays Bank PLC and BCI entered into a settlement agreement with plaintiffs to resolve the consolidated action and paid $30m, fully resolving all ISDAFIX-related claims that were or could have been brought by the class. The court has preliminarily approved the settlement, which remains subject to final approval and to the right of class members to opt out of the settlement and to seek to file their own claims.

Claimed Amounts/Financial Impact

The principal financial impact of the actions described on the Group is reflected in the settlement described above.

Metals investigations

Barclays Bank PLC has provided information to the DOJ, the CFTC and other authorities in connection with investigations into metals and metals-based financial instruments.

Claimed Amounts/Financial Impact

It is not currently practicable to provide an estimate of the financial impact of the actions described on the Group or what effect that they might have upon the Group’s operating results, cash flows or financial position in any particular period.

Civil actions in respect of the gold and silver fix

Various civil actions have been filed against Barclays Bank PLC and others alleging manipulation of the prices of gold and silver.

Background Information

A number of civil complaints, each on behalf of a proposed class of plaintiffs, have been consolidated and transferred to the SDNY. The complaints allege that Barclays Bank PLC and other members of The London Gold Market Fixing Ltd. manipulated the prices of gold and gold derivative contracts in violation of the CEA, the Antitrust Act, and state antitrust and consumer protection laws. Also in the US, a proposed class of plaintiffs has filed a complaint against a number of banks, including Barclays Bank PLC, BCI and Barclays Capital Services Ltd., alleging manipulation of the price of silver in violation of the CEA and antitrust laws. Defendants have moved to dismiss these actions.

Civil actions have also been filed in Canadian courts against Barclays PLC, Barclays Bank PLC, Barclays Capital Canada Inc., BCI and Barclays Capital PLC on behalf of proposed classes of plaintiffs alleging manipulation of gold and silver prices in violation of Canadian law.

Claimed Amounts/Financial Impact

It is not currently practicable to provide an estimate of the financial impact of the actions described on the Group or what effect that they might have upon the Group’s operating results, cash flows or financial position in any particular period.

US residential and commercial mortgage-related activity and litigation

There have been various investigations and civil litigation relating to secondary market trading of US residential mortgage-backed securities (RMBS) and US commercial mortgage-backed securities (CMBS).

Background Information

The Group’s activities within the US residential mortgage sector during the period from 2005 through 2008 included:

  sponsoring and underwriting of approximately $39bn of private-label securitisations;
  economic underwriting exposure of approximately $34bn for other private-label securitisations;
  sales of approximately $0.2bn of loans to government sponsored enterprises (GSEs);
  sales of approximately $3bn of loans to others; and
  sales of approximately $19.4bn of loans (net of approximately $500m of loans sold during this period and subsequently repurchased) that were originated and sold to third parties by mortgage originator affiliates of an entity that the Group acquired in 2007 (Acquired Subsidiary).

DOJ Civil Action

In December 2016, the DOJ filed a civil complaint against Barclays Bank PLC, Barclays PLC, BCI, Barclays Group US Inc., Barclays US LLC, BCAP LLC, Securitized Asset Backed Receivables LLC and Sutton Funding LLC, as well as two former employees, in the US District Court in the Eastern District of New York (EDNY) containing a number of allegations, including mail and wire fraud, relating to mortgage-backed securities sold between 2005 and 2007. The DOJ complaint seeks, amongst other relief, unspecified monetary penalties. Barclays is defending the complaint and has filed a motion to dismiss.

RMBS Repurchase Requests

The Group was the sole provider of various loan-level representations and warranties (R&Ws) with respect to:

  approximately $5bn of Group sponsored securitisations;
  approximately $0.2bn of sales of loans to GSEs; and
  approximately $3bn of loans sold to others.

In addition, the Acquired Subsidiary provided R&Ws on all of the $19.4bn of loans it sold to third parties.

R&Ws on the remaining Group sponsored securitisations were primarily provided by third-party originators directly to the securitisation trusts with a Group subsidiary, such as the depositor for the securitisation, providing more limited R&Ws. There are no stated expiration provisions applicable to most R&Ws made by the Group, the Acquired Subsidiary or these third parties.

Under certain circumstances, the Group and/or the Acquired Subsidiary may be required to repurchase the related loans or make other payments related to such loans if the R&Ws are breached.

The unresolved repurchase requests received on or before 31 December 2017 associated with all R&Ws made by the Group or the Acquired Subsidiary on loans sold to GSEs and others and private-label activities had an original unpaid principal balance of approximately $2.1bn at the time of such sale.

The unresolved repurchase requests discussed above relate to civil actions that have been commenced by the trustees for certain RMBS securitisations in which the trustees allege that the Group and/or the Acquired Subsidiary must repurchase loans that violated the operative R&Ws. Such trustees and other parties making repurchase requests have also alleged that the operative R&Ws may have been violated with respect to a greater (but unspecified) amount of loans than the amount of loans previously stated in specific repurchase requests made by such trustees. Cumulative realised losses reported at 31 December 2017 on loans covered by R&Ws made by the Group or the Acquired Subsidiary are approximately $1.3bn. This litigation is ongoing.

In addition, the Acquired Subsidiary is subject to a more advanced civil action seeking, among other things, indemnification for losses allegedly suffered by a loan purchaser as a result of alleged breaches of R&Ws provided by the Acquired Subsidiary in connection with loan sales to the purchaser during the period 1997 to 2007. This litigation is ongoing.

RMBS Securities Claims

As a result of some of the RMBS activities described above, the Group has been party to a number of lawsuits filed by purchasers of RMBS sponsored and/or underwritten by the Group between 2005 and 2008. As a general matter, these lawsuits alleged, among other things, that the RMBS offering materials allegedly relied on by such purchasers contained materially false and misleading statements and/or omissions and generally demanded rescission and recovery of the consideration paid for the RMBS and recovery of monetary losses arising out of their ownership. The Group has resolved the majority of these claims, and only one action currently remains pending.

Approximately $0.1bn of the original face amount of RMBS related to the remaining pending action was outstanding as at 31 December 2017. There were virtually no cumulative realised losses reported on these RMBS as at 31 December 2017. The Group does not expect that, if it were to lose the remaining pending action, any such loss to be material.

Secondary Trading Investigation

The Group has received requests for information and subpoenas from the SEC, the US Attorney’s Office for the District of Connecticut and the Special Inspector General for the US Troubled Asset Relief Program related to trading practices in the secondary market for both RMBS and CMBS. A settlement was announced in May 2017 pursuant to which BCI agreed to resolve this matter for $16.56m.

Claimed Amounts/Financial Impact

Save for the remaining pending action described under ‘RMBS Securities Claims’ and the May 2017 settlement above, it is not currently practicable to provide an estimate of any further financial impact of the actions described on the Group or what effect that they might have upon the Group’s operating results, cash flows or financial position in any particular period. The cost of resolving these actions could individually or in aggregate prove to be substantial.

Alternative trading systems and high-frequency trading

The SEC, the New York State Attorney General (NYAG) and regulators in certain other jurisdictions have been investigating a range of issues associated with alternative trading systems (ATSs), including dark pools, and the activities of high-frequency traders.

Background Information

In 2014, the NYAG filed a complaint (NYAG Complaint) against Barclays PLC and BCI in the Supreme Court of the State of New York alleging, amongst other things, that Barclays PLC and BCI engaged in fraud and deceptive practices in connection with LX, the Group’s SEC-registered ATS. In February 2016, Barclays reached separate settlement agreements with the SEC and the NYAG to resolve those agencies’ claims against Barclays PLC and BCI relating to the operation of LX and paid $35m to each.

Barclays PLC and BCI have been named in a purported class action by an institutional financial services firm under California law based on allegations similar to those in the NYAG Complaint. In October 2016, the federal court in California granted the motion of Barclays PLC and BCI to dismiss the entire complaint and plaintiffs have appealed the court’s decision.

Following the filing of the NYAG Complaint, Barclays PLC and BCI were also named in a putative shareholder securities class action along with certain of its former CEOs, and its current and a former CFO, as well as an employee (Shareholder Class Action). The plaintiffs claim that holders of Barclays American Depository Receipts (ADRs) suffered damages when the ADRs declined in value as a result of the allegations in the NYAG Complaint. A motion to dismiss the complaint filed by the defendants (including Barclays PLC and BCI), was granted in part and denied in part by the court. In February 2016, the court certified the action as a class action. In November 2017, the appellate court affirmed the class certification. Barclays has petitioned the appellate court to stay the action pending review by the US Supreme Court of the class certification.

Claimed Amounts/Financial Impact

The class actions seek unspecified monetary damages and injunctive relief. It is not currently practicable to provide an estimate of the financial impact of the actions described on the Group or what effect they might have upon the Group’s operating results, cash flows or financial position in any particular period.

FERC and other civil actions

The US Federal Energy Regulatory Commission (FERC) civil action against Barclays Bank PLC and certain of its former traders in connection with allegations that Barclays Bank PLC manipulated the electricity markets in the Western US.

Background Information

In 2012, FERC issued an Order to Show Cause and Notice of Proposed Penalties (Order and Notice) against Barclays Bank PLC and four of its former traders asserting that Barclays Bank PLC and its former traders violated FERC’s Anti-Manipulation Rule by manipulating the electricity markets in and around California from 2006 to 2008, and proposed civil penalties and profit disgorgement to be paid by Barclays Bank PLC.

In 2013, FERC filed a civil action against Barclays Bank PLC and its former traders in the US District Court in California seeking to collect a $435m civil penalty and disgorgement of $34.9m of profits, plus interest. The action was settled for $105m ($70m penalty and $35m disgorgement) which was paid in 2017.

In 2015, a civil class action complaint seeking damages of $139.3m was filed in the US District Court for the SDNY against Barclays Bank PLC by Merced Irrigation District, a California utility company, asserting antitrust allegations in connection with Barclays Bank PLC’s purported manipulation of the electricity markets in and around California. The action has been settled in principle for $29m (subject to court approval and to the right of class members to opt out of the settlement and to seek to file their own claims).

Claimed Amounts/Financial Impact

Apart from the settlement amounts referred to above, Barclays does not expect the financial impact of the actions described above to be material to the Group’s operating results, cash flows or financial position.

Treasury auction securities civil actions and related matters

Various civil actions have been filed against Barclays Bank PLC, BCI and other financial institutions alleging violations of anti-trust and other laws relating to the markets for US Treasury securities and Supranational, Sovereign and Agency securities. Certain governmental authorities are also conducting investigations relating to trading of certain government securities in various markets.

Background information

Numerous putative class action complaints have been filed in US Federal Court against Barclays Bank PLC, BCI and other financial institutions that have served as primary dealers in US Treasury securities. Those actions have been consolidated and in November 2017, plaintiffs in the putative class action filed a consolidated amended complaint in the US Federal Court in New York against the defendants as well as certain corporations that operate electronic trading platforms on which US Treasury securities are traded. The complaint purports to assert claims under US federal antitrust laws and state common law based on allegations that defendants (i) conspired to manipulate the US Treasury securities market and/or (ii) conspired to prevent the creation of certain platforms by boycotting or threatening to boycott such trading platforms. Defendants intend to move to dismiss the action.

In addition, certain plaintiffs have filed a related, direct action against BCI and certain other financial institutions that have served as primary dealers in US Treasury securities. This complaint alleges that defendants conspired to fix and manipulate the US Treasury securities market in violation of US federal antitrust laws, the CEA and state common law.

In 2017, Barclays PLC, Barclays Bank PLC, BCI, Barclays Services Limited, Barclays Capital Securities Limited and certain other financial institutions were named as defendants in a civil anti-trust complaint that alleges that the defendants engaged in a conspiracy to fix prices and restrain competition in the market for US dollar-denominated Supranational, Sovereign and Agency bonds from 2005 through 2015. Defendants have moved to dismiss the action.

Certain governmental authorities are conducting investigations into activities relating to the trading of certain government securities in various markets and Barclays has been providing information to various authorities on an ongoing basis.

Claimed Amounts/Financial Impact

It is not currently practicable to provide an estimate of the financial impact of the actions described on the Group or what effect that they might have upon the Group’s operating results, cash flows or financial position in any particular period.

American Depositary Shares

Barclays PLC, Barclays Bank PLC and various former members of Barclays Bank PLC's Board of Directors have been named as defendants in a securities class action consolidated in the SDNY.

Background Information

The securities class action against Barclays PLC, Barclays Bank PLC and various former members of Barclays Bank PLC's Board of Directors alleges misstatements and omissions in offering documents for certain American Depositary Shares issued by Barclays Bank PLC in April 2008 with an original face amount of approximately $2.5 billion (the April 2008 Offering). The plaintiffs assert claims under the Securities Act of 1933, alleging misstatements and omissions concerning (amongst other things) Barclays Bank PLC’s portfolio of mortgage-related (including US subprime-related) securities, Barclays Bank PLC’s exposure to mortgage and credit market risk, and Barclays Bank PLC’s financial condition. The plaintiffs have not specifically alleged the amount of their damages. In June 2016, the SDNY certified the action as a class action. In September 2017, the SDNY granted the defendants’ motion for summary judgment. Plaintiffs are appealing this decision.

Claimed Amounts/Financial Impact

It is not currently practicable to provide an estimate of the financial impact of the action described on the Group or what effect that it might have upon the Group’s operating results, cash flows or financial position in any particular period.

BDC Finance L.L.C.

BDC Finance L.L.C. (BDC) has filed a complaint against Barclays Bank PLC alleging breach of contract in connection with a portfolio of total return swaps governed by an ISDA Master Agreement (collectively, the Agreement).

Background Information

In 2008, BDC filed a complaint in the NY Supreme Court alleging that Barclays Bank PLC breached the Agreement when it failed to transfer approximately $40m of alleged excess collateral in response to BDC’s 2008 demand (Demand).

BDC asserts that under the Agreement Barclays Bank PLC was not entitled to dispute the Demand before transferring the alleged excess collateral and that even if the Agreement entitled Barclays Bank PLC to dispute the Demand before making the transfer, Barclays Bank PLC failed to dispute the Demand. BDC demands damages totalling $298m plus attorneys’ fees, expenses, and pre-judgement interest. A trial on liability issues concluded in April 2017 and the court’s decision is pending.

In 2011, BDC’s investment advisor, BDCM Fund Adviser, L.L.C. and its parent company, Black Diamond Capital Holdings, L.L.C. also sued Barclays Bank PLC and BCI in Connecticut State Court for unspecified damages allegedly resulting from Barclays Bank PLC’s conduct relating to the Agreement, asserting claims for violation of the Connecticut Unfair Trade Practices Act and tortious interference with business and prospective business relations. The parties agreed to stay this case.

Claimed Amounts/Financial Impact

It is not currently practicable to provide an estimate of the financial impact of the actions described on the Group or what effect that they might have upon the Group’s operating results, cash flows or financial position in any particular period. BDC has made claims against the Group totalling $298m plus attorneys’ fees, expenses, and pre-judgement interest. This amount does not necessarily reflect the Group’s potential financial exposure if a ruling were to be made against it.

Civil actions in respect of the US Anti-Terrorism Act

Civil complaints against Barclays Bank PLC and other banks allege engagement in a conspiracy and violation of the US Anti-Terrorism Act (ATA).

Background Information

In 2015, an amended civil complaint was filed in the US Federal Court in the EDNY by a group of approximately 250 plaintiffs, alleging that Barclays Bank PLC and a number of other banks engaged in a conspiracy and violated the ATA by facilitating US dollar denominated transactions for the Government of Iran and various Iranian banks, which in turn funded Hezbollah and other attacks that injured or killed the plaintiffs’ family members. Plaintiffs seek to recover for pain, suffering and mental anguish pursuant to the provisions of the ATA, which allows for the tripling of any proven damages and attorneys' fees. Plaintiffs filed a second amended complaint in July 2016 (the Second Amended Complaint), which, among other things, added various plaintiffs, bringing the total number of plaintiffs to approximately 350. Defendants have moved to dismiss the Second Amended Complaint. In November 2017, a separate civil complaint was filed in the US Federal Court in the SDNY by a group of approximately 160 plaintiffs, alleging claims under the ATA against Barclays Bank PLC and a number of other banks substantially similar to those in the Second Amended Complaint. Defendants intend to move to dismiss this complaint.

In November 2016, a civil complaint was filed alleging claims under the ATA against Barclays Bank PLC (and a number of other banks) substantially similar to those in the Second Amended Complaint. In October 2017, plaintiffs voluntarily dismissed the case, without prejudice.

Claimed Amounts/Financial Impact

It is not currently practicable to provide an estimate of the financial impact of the actions described on the Group or what effect that they might have upon the Group’s operating results, cash flows or financial position in any particular period.

Interest rate swap and credit default swap US civil actions

Barclays PLC, Barclays Bank PLC, and BCI, together with other financial institutions are defendants in interest rate swap and credit default swap antitrust civil actions in the SDNY.

Background Information

Barclays PLC, Barclays Bank PLC, and BCI, together with other financial institutions that act as market makers for interest rate swaps (IRS), Trade Web, and ICAP, are named as defendants in several antitrust class actions which were consolidated in the SDNY in 2016. The complaints allege defendants conspired to prevent the development of exchanges for IRS and demand unspecified money damages, treble damages and legal fees. Plaintiffs include certain swap execution facilities, as well as buy-side investors. The buy-side investors claim to represent a class that transacted in fixed-for-floating IRS with defendants in the US from 2008 to the present, including, for example, US retirement and pension funds, municipalities, university endowments, corporations, insurance companies and investment funds. The case is in discovery. In June 2017, a separate suit was filed in the US District Court in the SDNY against the same financial institution defendants in the IRS cases, including Barclays PLC, Barclays Bank PLC, and BCI, claiming that certain conduct alleged in the IRS cases also caused plaintiff to suffer harm with respect to the Credit Default Swaps market. Defendants have moved to dismiss this action.

Claimed Amounts/Financial Impact

It is not currently practicable to provide an estimate of the financial impact of the actions described on the Group or what effect it have upon the Group’s operating results, cash flows or financial position in any particular period.

CCUK Finance Limited and CIAC Corporation

In May 2017, Barclays Bank PLC was served with a civil claim by CCUK Finance Limited and CIAC Corporation issued in the English High Court alleging breach of a contractual indemnity, fraudulent misrepresentation and breach of warranty arising out of the sale of a portfolio of credit cards in 2007. Barclays Bank PLC has filed a defence and counterclaim.

Claimed Amounts/Financial Impact

The claim seeks damages of not less than £1bn plus interest and costs. The damages claimed do not necessarily reflect Barclays Bank PLC’s potential financial exposure if a ruling were to be made against it. It is not currently practicable to provide an estimate of the financial impact of the action described or what effect it might have upon operating results, cash flows or the Group’s financial position in any particular period.

Portuguese Competition Authority investigation

The Portuguese Competition Authority is investigating whether competition law was infringed by the exchange of information about retail credit products amongst 15 banks in Portugal, including the Group, over a period of 11 years with particular reference to mortgages, consumer lending and lending to small and medium enterprises. The Group is cooperating with the investigation.

Claimed Amounts/Financial Impact

It is not currently practicable to provide an estimate of the financial impact of the action described or what effect it might have upon operating results, cash flows or the Group’s financial position in any particular period.

General

The Group is engaged in various other legal, competition and regulatory matters in the UK and US and a number of other overseas jurisdictions. It is subject to legal proceedings by and against the Group which arise in the ordinary course of business from time to time, including (but not limited to) disputes in relation to contracts, securities, debt collection, consumer credit, fraud, trusts, client assets, competition, data protection, money laundering, financial crime, employment, environmental and other statutory and common law issues.

The Group is also subject to enquiries and examinations, requests for information, audits, investigations and legal and other proceedings by regulators, governmental and other public bodies in connection with (but not limited to) consumer protection measures, compliance with legislation and regulation, wholesale trading activity and other areas of banking and business activities in which the Group is or has been engaged. The Group is cooperating with the relevant authorities and keeping all relevant agencies briefed as appropriate in relation to these matters and others described in this note on an ongoing basis

At the present time, the Group does not expect the ultimate resolution of any of these other matters to have a material adverse effect on its financial position. However, in light of the uncertainties involved in such matters and the matters specifically described in this note, there can be no assurance that the outcome of a particular matter or matters will not be material to the Group’s results of operations or cash flow for a particular period, depending on, amongst other things, the amount of the loss resulting from the matter(s) and the amount of income otherwise reported for the reporting period.